Columbia Income Builder Fund
Third Quarter Report
October 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Income Builder Fund, October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 26.3%
	Shares	Value ($)
Convertible 2.1%
Columbia Convertible Securities Fund, Institutional 3 Class(a)	658,941	17,745,273
Dividend Income 19.2%
Columbia Dividend Income Fund, Institutional 3 Class(a)	1,369,588	51,332,159
Columbia Dividend Opportunity Fund, Institutional 3 Class(a)	1,402,003	59,613,191
Columbia International Dividend Income Fund, Institutional 3 Class(a)	2,260,908	51,209,565
Total		162,154,915
Global Real Estate 2.0%
Columbia Real Estate Equity Fund, Institutional 3 Class(a)	1,729,052	17,013,870
U.S. Small Cap 3.0%
Columbia Small Cap Value Discovery Fund, Institutional 3 Class(a)	465,401	25,666,861
Total Equity Funds (Cost $162,338,389)		222,580,919

Exchange-Traded Fixed Income Funds 10.3%

High Yield 1.9%
Columbia Short Duration High Yield ETF(a)	798,860	16,248,813
Multisector 8.4%
Columbia Diversified Fixed Income Allocation ETF(a)	1,633,929	30,151,218
Columbia Short Duration Bond ETF(a)	2,153,443	40,882,039
Total		71,033,257
Total Exchange-Traded Fixed Income Funds (Cost $90,733,883)		87,282,070

Fixed Income Funds 63.4%
	Shares	Value ($)
Emerging Markets 7.1%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	5,945,128	60,224,140
Floating Rate 7.1%
Columbia Floating Rate Fund, Institutional 3 Class(a)	1,801,405	59,950,768
High Yield 9.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	6,887,302	77,068,905
Investment Grade 40.1%
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	5,015,088	42,879,006
Columbia Quality Income Fund, Institutional 3 Class(a)	13,384,212	245,734,134
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	5,050,583	46,970,419
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	381,282	3,847,136
Total		339,430,695
Total Fixed Income Funds (Cost $568,467,995)		536,674,508

Money Market Funds 0.0%

Columbia Government Money Market Fund, Institutional 3 Class, 3.928%(a),(b)	553	553
Total Money Market Funds (Cost $553)		553
Total Investments in Securities (Cost: $821,540,820)		846,538,050
Other Assets & Liabilities, Net		(247,676)
Net Assets		846,290,374

Columbia Income Builder Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Builder Fund, October 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Convertible Securities Fund, Institutional 3 Class
	24,029,389	308,381	(8,149,851)	1,557,354	17,745,273	—	1,394,228	308,381	658,941
Columbia Diversified Fixed Income Allocation ETF
	28,936,883	—	—	1,214,335	30,151,218	—	—	1,071,465	1,633,929
Columbia Dividend Income Fund, Institutional 3 Class
	64,100,584	794,289	(16,051,694)	2,488,980	51,332,159	—	1,071,957	794,289	1,369,588
Columbia Dividend Opportunity Fund, Institutional 3 Class
	48,164,757	8,019,590	—	3,428,844	59,613,191	—	—	1,171,568	1,402,003
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	49,072,933	10,289,210	(2,862,437)	3,724,434	60,224,140	—	(288,997)	2,192,116	5,945,128
Columbia Floating Rate Fund, Institutional 3 Class
	59,536,284	3,211,224	(2,232,572)	(564,168)	59,950,768	—	(14,922)	3,174,645	1,801,405
Columbia Government Money Market Fund, Institutional 3 Class, 3.928%
	48,789	502	(48,704)	(34)	553	—	34	502	553
Columbia High Yield Bond Fund, Institutional 3 Class
	83,555,177	3,737,163	(11,384,469)	1,161,034	77,068,905	—	114,937	3,640,550	6,887,302
Columbia International Dividend Income Fund, Institutional 3 Class
	45,615,375	1,346,875	(3,199,924)	7,447,239	51,209,565	—	216,783	1,292,955	2,260,908
Columbia Limited Duration Credit Fund, Institutional 3 Class
	12,849,845	75,727	(12,720,554)	(205,018)	—	—	250,296	78,876	—
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	51,008,860	2,024,560	(14,573,484)	4,419,070	42,879,006	—	(1,984,559)	2,024,560	5,015,088
Columbia Quality Income Fund, Institutional 3 Class
	233,699,138	31,829,481	(38,287,463)	18,492,978	245,734,134	—	(7,084,110)	7,775,750	13,384,212
Columbia Real Estate Equity Fund, Institutional 3 Class
	23,563,073	364,694	(7,879,734)	965,837	17,013,870	364,694	(1,541,041)	—	1,729,052
Columbia Select Corporate Income Fund, Institutional 3 Class
	50,663,973	1,724,244	(6,931,355)	1,513,557	46,970,419	—	(199,121)	1,724,244	5,050,583
Columbia Short Duration Bond ETF
	48,093,048	—	(8,573,238)	1,362,229	40,882,039	—	(603,771)	1,525,240	2,153,443
Columbia Short Duration High Yield ETF
	—	15,943,208	—	305,605	16,248,813	—	—	333,977	798,860
Columbia Small Cap Value Discovery Fund, Institutional 3 Class
	47,372,881	1,251,759	(17,826,445)	(5,131,334)	25,666,861	1,019,954	5,218,615	222,061	465,401
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	4,193,500	108,286	(554,222)	99,572	3,847,136	—	1,223	108,286	381,282
Total	874,504,489			42,280,514	846,538,050	1,384,648	(3,448,448)	27,439,465

(b)	The rate shown is the seven-day current annualized yield at October 31, 2025.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Income Builder Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT163_01_R01_(12/25)